Income Tax (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Textual)
Change in the valuation allowance		$ (4,600,000)	$ (10,000,000)
Apex Technology Acquisition Corp [Member]
Income Tax (Textual)
Change in the valuation allowance	$ 61,973	$ 1,506,229